As filed with the Securities and Exchange Commission on March 3, 2022

1933 Act File No. 262969

1940 Act File No. 811-21080

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-2

(Check appropriate box or boxes)

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐	Pre-Effective Amendment No.

☒	Post-Effective Amendment No. 1

and

☒	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒	Amendment No. 38

CALAMOS CONVERTIBLE
OPPORTUNITIES AND INCOME FUND

2020 Calamos Court

Naperville, Illinois 60563

(630) 245-7200

Agent for Service

John P. Calamos, Sr.

President

Calamos Convertible Opportunities and Income Fund

2020 Calamos Court

Naperville, Illinois 60563

Copies of Communications to:

Paulita A. Pike	Rita Rubin
Ropes & Gray LLP	Ropes & Gray LLP
191 North Wacker Drive, 32nd Floor	191 North Wacker Drive, 32nd Floor
Chicago, Illinois 60606	Chicago, Illinois 60606

Approximate Date of Proposed Public Offering: From time to time after the effective date of the Registration Statement.

If the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans, check the following box ☐.

If any of the securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended (the “Securities Act”) other than securities offered in connection with a dividend reinvestment plan, check the following box. ☒

If this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto, check the following box ☒.

If this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act, check the following box ☒.

If this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act, check the following box ☐.

It is proposed that this filing will become effective (check appropriate box)

☐	when declared effective pursuant to section 8(c)

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed registration statement.

☐ This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is.

☐ This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is .

☐ This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is .

Check each box that appropriately characterizes the Registrant:

☒ Registered closed-end fund.

☐ Business development company.

☐ Interval fund.

☒ A.2 Qualified.

☒ Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).

☐ Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”).

☐ New Registrant.

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 to the Registration Statement on Form N-2 (File No. 333-262969) of Calamos Convertible Opportunities and Income Fund (the “Registration Statement”) is being filed pursuant to Rule 462(e) under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of filing exhibits to the Registration Statement. Accordingly, this Post-Effective Amendment No. 1 consists only of a facing page, this explanatory note, Part C of the Registration Statement on Form N-2 and exhibit s filed pursuant to Item 25 of the Registration Statement. This Post-Effective Amendment No. 1 does not modify any other part of the Registration Statement. Pursuant to Rule 462(e) under the Securities Act, this Post-Effective Amendment No. 1 shall become effective immediately upon filing with the Securities and Exchange Commission. Parts A and B of the Registration Statement are hereby incorporated by reference.

PART C — OTHER INFORMATION

ITEM 25:	FINANCIAL STATEMENTS AND EXHIBITS

1.	Financial Statements:

Included in Part A:

Financial highlights for the fiscal years October 31, 2021, 2020, 2019, 2018, 2017, 2016, 2015, 2014, 2013, and 2012.

Incorporated into Part B by reference to Registrant’s most recent Certified Shareholder Report on Form N-CSR, filed

December 29, 2021 (File No. 811-21080) (Accession No. 0001387131-21-012335):

Schedule of Investments as of October 31, 2021.

Statement of Assets and Liabilities as of October 31, 2021.

Statement of Operations for the year ended October 31, 2021.

Statements of Changes in Net Assets for the year ended October 31, 2021 and the year ended October 31, 2020.

Notes to Financial Statements.

Statement of Cash Flows for the fiscal year ended October 31, 2021.

Report of Independent Registered Public Accounting Firm dated December 20, 2021.

2.	Exhibits:
	a.1	Third Amended and Restated Agreement and Declaration of Trust. (17)
	a.2	Certificate of Trust. (2)
	b.	By-laws, as amended and restated through August 23, 2021. (17)
	c.	None.
	d.1	Form of Common Share Certificate. (3)
	d.2	Form of Preferred Share Certificate. (5)
	d.3	Form of Note. (1)

d.4	Indenture of Trust. (1)
d.5	Form of Supplemental Indenture of Trust. (1)
e.	Terms and Conditions of the Dividend Reinvestment Plan. (4)
f.	None.
g.	Investment Management Agreement with Calamos Advisors LLC. (7)
h.1	Form of Underwriting Agreement relating to Common Shares. (1)
h.2	Form of Master Agreement Among Underwriters relating to Common Shares. (1)
h.3	Form of Master Selected Dealers Agreement relating to Common Shares. (1)
h.4	Form of Underwriting Agreement relating to Preferred Shares. (4)
h.5	Form of Underwriting Agreement relating to Notes. (1)
h.6	Sales Agreement relating to Common Shares dated December 2, 2014, among Registrant, Calamos Advisors LLC and JonesTrading Institutional Services LLC. (9)
h.7	Form of Distribution Agreement relating to Common Shares between Registrant and Foreside Fund Services, LLC. (17)
h.8	Form of Sub-Placement Agent Agreement relating to Common Shares between Foreside Fund Services, LLC and UBS Securities LLC. (17)
i.	None.
j.1	Custody Agreement. (6)
j.2	Amendment to Appendix A to Custody Agreement. (7)
k.1.i	Stock Transfer Agency Agreement. (7)
k.1.ii	Amendment, dated December 30, 2011, to Stock Transfer Agency Agreement. (11)
k.1.iii	Amendment, dated March 20, 2015, to Stock Transfer Agency Agreement. (12)
k.1.iv	Amendment, dated September 6, 2017, to Stock Transfer Agency Agreement. (12)
k.1.v	Amendment, dated October 18, 2017, to Stock Transfer Agency Agreement. (12)
k.2	Master Services Agreement. (4)
k.3	Amendment to Appendix A to Master Services Agreement. (7)
k.4	Administration Agreement. (12)
k.5	Services Agreement. (12)
k.6	Form of Auction Agency Agreement relating to Preferred Shares. (5)
k.7	Form of Broker — Dealer Agreement relating to Preferred Shares. (5)
k.8	Form of Auction Agency Agreement relating to Notes. (1)
k.9	Form of Broker — Dealer Agreement relating to Notes. (1)
k.10	Form of DTC Representations Letter relating to Preferred Shares and Notes. (4)
l.1	Opinion of K&L Gates LLP regarding Common Shares. (9)
l.2	Opinion of Morris, Nichols, Arsht & Tunnell LLP regarding Common Shares. (9)
l.3	Opinion of Morris, Nichols, Arsht & Tunnell LLP regarding shelf registration. (8)
l.4	Opinion of Richards, Layton & Finger, P.A. regarding Common Shares. (13)
l.5	Opinion of Morris, Nichols, Arsht & Tunnell LLP. (17)

m.	None.
n.	Consent of Auditors. (17)
o.	Not applicable.
p.	Subscription Agreement. (7)
q.	None.
r.1	Code of Ethics. (16)
s.	Filing Fee Table (*)
t.	Powers of Attorney for Virginia G. Breen, John E. Neal, William R. Rybak, Karen L. Stuckey, Christopher M. Toub.and Lloyd A. Wennlund (17)

(1)	To be filed by amendment.
(2)	Incorporated by reference to Registrant’s initial Registration Statement on Form N-2 (1933 Act File No. 333-86678) as filed with the Securities and Exchange Commission (the “SEC”) on April 22, 2002.
(3)	Incorporated by reference to Registrant’s Registration Statement on Form N-2 (1933 Act File No. 333-86678) as filed with the Commission on June 21, 2002.
(4)	Incorporated by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-2 (1933 Act File No. 333-146945) as filed with the SEC on February 22, 2008.
(5)	Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-2 (1933 Act File No. 333-96997) as filed with the SEC on September 9, 2002.
(6)	Incorporated by reference to Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-2 (1933 Act File No. 333-146945) as filed with the SEC on March 9, 2010.
(7)	Incorporated by reference to Registrant’s initial Registration Statement on Form N-2 (1933 Act File No. 333-173767) as filed with the SEC on April 28, 2011.
(8)	Incorporated by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-2 (1933 Act File No. 333-196373) as filed with the SEC on November 25, 2014.
(9)	Incorporated by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-2 (1933 Act File No. 333-196373) as filed with the SEC on December 2, 2014.
(10)	Incorporated by reference to Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-2 (1933 Act File No. 333-196373) as filed with the SEC on February 27, 2015.
(11)	Incorporated by reference to Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-2 (1933 Act File No. 333-196373) as filed with the SEC on February 26, 2016.
(12)	Incorporated by reference to Registrant’s initial Registration Statement on Form N-2 (1933 Act File No. 333-229042) as filed with the SEC on December 27, 2018.
(13)	Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-2 (1933 Act File No. 333-229042) as filed with the SEC on February 22, 2019.
(14)	Incorporated by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-2 (1933 Act File No. 333-229042) as filed with the SEC on March 13, 2019.
(15)	Incorporated by reference to Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-2 (1933 Act File No. 333-229042) as filed with the SEC on February 21, 2020.
(16)	Incorporated by reference to Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-2 (1933 Act File No. 333-229042) as filed with the SEC on February 19, 2021.
(17)	Incorporated by reference to Registrant’s Registration Statement on Form N-2 (1933 Act File No. 333-262969) as filed with the Commission on February 24, 2022.

(*)	Filed herewith.

ITEM 26:	MARKETING ARRANGEMENTS

Not applicable.

ITEM 27:	OTHER OFFERING EXPENSES AND DISTRIBUTION

The following table sets forth the estimated expenses to be incurred in connection with all offerings described in this Registration Statement:

Registration fees	$9,270
Printing (other than certificates)	16,500
FINRA fees	15,500
Accounting fees and expenses	2,000
Legal fees and expenses	150,000
Miscellaneous	730
Total	$194,000

ITEM 28.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

None.

ITEM 29.	NUMBER OF HOLDERS OF SECURITIES

As of January 31, 2022, the number of record holders of each class of securities of the Registrant was

TITLE OF CLASS	NUMBER OF RECORD HOLDERS
Common shares (no par value)	65
Series A Mandatory Redeemable Preferred Shares	3
Series B Mandatory Redeemable Preferred Shares	3
Series C Mandatory Redeemable Preferred Shares	3
Series D Mandatory Redeemable Preferred Shares	4
Series E Mandatory Redeemable Preferred Shares	2

ITEM 30.	INDEMNIFICATION

The Registrant’s Second Amended and Restated Agreement and Declaration of Trust (the “Declaration”), dated January 12, 2021, provides that every person who is, or has been, a Trustee or an officer, employee or agent of the Registrant (including any individual who serves at its request as director, officer, partner, employee, Trustee, agent or the like of another organization in which it has any interest as a shareholder, creditor or otherwise (“Covered Person”)) shall be indemnified by the Registrant or the appropriate series of the Registrant to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; provided that no indemnification shall be provided to a Covered Person (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or (B) not to have acted in good faith and in a manner the person reasonably believed to be or not opposed to the best interests of the Registrant; or (ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office; (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry) or (D) by a vote of a majority of the Outstanding Shares entitled to vote (excluding any Outstanding Shares owned of record or beneficially by such individual).

The Declaration also provides that if any shareholder or former shareholder of the Registrant shall be held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the Registrant to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the series and satisfy any judgment thereon from the assets of the series.

The Registrant, its Trustees and officers, its investment adviser, the other investment companies advised by the adviser and certain persons affiliated with them are insured, within the limits and subject to the limitations of the insurance, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings. The insurance expressly excludes coverage for any Trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

Section 8 of the Distribution Agreement and Section 5 of the Sub-Placement Agent Agreement, previously filed as Exhibit h.7.i and Exhibit h.8.i to this Registration Statement, respectively, provide for each of the parties thereto, including the Registrant and/or the underwriters, to indemnify the other parties, their officers, trustees, directors and persons who control them against certain liabilities in connection with the offering described herein, including liabilities under the federal securities laws.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be available to Trustees, officers, controlling persons of the Registrant and underwriter, pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant’s expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer, controlling person or underwriter in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The information in the Statement of Additional Information under the caption “Management of the Fund—Trustees and Officers” is incorporated by reference.

ITEM 32.	LOCATION OF ACCOUNTS AND RECORDS

All such accounts, books, and other documents are maintained at the offices of the Registrant, at the offices of the Registrant’s investment manager, Calamos Advisors LLC 2020 Calamos Court, Naperville, Illinois 60563, at the offices of the Custodian and Accounting Agent, 200 Clarendon Street, P.O. Box 9130, Boston, Massachusetts 02117-9130, or at the offices of the Transfer Agent, P.O. Box 358016, Pittsburgh, PA 15252-8016.

ITEM 33.	MANAGEMENT SERVICES

Not applicable.

ITEM 34.	UNDERTAKINGS

1. Not applicable.

2. Not applicable.

3. The Registrant undertakes:

(a)	to file, during any period in which offers or sales are being made, a post-effective amendment to this Registration Statement:

(1)	to include any prospectus required by Section 10(a)(3) of the Securities Act;

(2)	to reflect in the prospectus any facts or events after the effective date of the Registration Statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the Registration Statement; and

(3)	to include any material information with respect to the plan of distribution not previously disclosed in the Registration Statement or any material change to such information in the Registration Statement.

Provided, however, that paragraphs a(1), a(2), and a(3) of this section do not apply to the extent the information required to be included in a post-effective amendment by those paragraphs is contained in reports filed with or furnished to the Commission by the Registrant pursuant to Section 13 or Section 15(d) of the Exchange Act that are incorporated by reference into the registration statement, or is contained in a form of prospectus filed pursuant to Rule 424(b) that is part of the registration statement.

(b) that, for the purpose of determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof;

(c) to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering; and

(d) that, for the purpose of determining liability under the Securities Act to any purchaser:

(1) if the Registrant is subject to Rule 430B:

(A)	Each prospectus filed by the Registrant pursuant to Rule 424(b)(3) shall be deemed to be part of the registration statement as of the date the filed prospectus was deemed part of and included in the registration statement; and

(B)	Each prospectus required to be filed pursuant to Rule 424(b)(2), (b)(5), or (b)(7) as part of a registration statement in reliance on Rule 430B relating to an offering made pursuant to Rule 415(a)(1)(i), (x), or (xi) under the Securities Act for the purpose of providing the information required by Section 10 (a) of the Securities Act shall be deemed to be part of and included in the registration statement as of the earlier of the date such form of prospectus is first used after effectiveness or the date of the first contract of sale of securities in the offering described in the prospectus. As provided in Rule 430B, for liability purposes of the issuer and any person that is at that date an underwriter, such date shall be deemed to be a new effective date of the registration statement relating to the securities in the registration statement to which that prospectus relates, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such effective date, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such effective date; or

(2) if the Registrant is subject to Rule 430C: each prospectus filed pursuant to Rule 424(b) under the Securities Act as part of a registration statement relating to an offering, other than registration statements relying on Rule 430B or other than prospectuses filed in reliance on Rule, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.

(e) that for the purpose of determining liability of the Registrant under the Securities Act to any purchaser in the initial distribution of securities:

The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

(1)	any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 424 under the Securities Act;

(2)	free writing prospectus relating to the offering prepared by or on behalf of the undersigned Registrant or used or referred to by the undersigned Registrant;

(3)	the portion of any other free writing prospectus or advertisement pursuant to Rule 482 under the Securities Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(4)	any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

4. The Registrant undertakes that:

(a) For purposes of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 424(b)(1) under the Securities Act shall be deemed to be part of this registration statement as of the time it was declared effective; and

(b) For the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

5. The undersigned Registrant hereby undertakes that, for purposes of determining any liability under the Securities Act, each filing of the Registrant’s annual report pursuant to Section 13(a) or Section 15(d) of the Exchange Act that is incorporated by reference into the registration statement shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

6. Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

7. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any prospectus or Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Naperville, and State of Illinois, on the 3rd day of March, 2022.

CALAMOS CONVERTIBLE OPPORTUNITIES AND INCOME FUND

By:	/s/ John P. Calamos, Sr.
John P. Calamos, Sr. Trustee and President

Pursuant to the requirements of the 1933 Act, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title		Date

/s/ John P. Calamos, Sr. John P. Calamos, Sr.	Trustee and President (principal executive officer)	) ) )	March 3, 2022

/s/ John E. Neal* John E. Neal	Trustee	) ) )	March 3, 2022

/s/ William Rybak* William Rybak	Trustee	) ) )	March 3, 2022

/s/ Virginia G. Breen* Virginia G. Breen	Trustee	) ) )	March 3, 2022

/s/ Lloyd A. Wennlund* Lloyd A. Wennlund	Trustee	) ) )	March 3, 2022

/s/ Karen L. Stuckey* Karen L. Stuckey	Trustee	) ) )	March 3, 2022

/s/ Christopher M. Toub* Christopher M. Toub	Trustee	) ) )	March 3, 2022

/s/ Thomas E. Herman Thomas E. Herman	Vice President and Chief Financial Officer	) ) )	March 3, 2022

*       John P. Calamos, Sr. signs this document pursuant to powers of attorney filed in Registrant’s Registration Statement on Form N-2 (1933 Act File No. 333-262969) as filed with the SEC on February 24, 2022.

By:	/s/ John P. Calamos, Sr.
John P. Calamos, Sr.
Attorney-in-Fact March 3, 2022

INDEX TO EXHIBITS

Exhibit	Exhibit Name

s	Filing Fee Table.